Commitments and Contingent Liabilities- Standby Letters of Credits by Investment Grade (Detail) (Standby letters of credit)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment grade
Concentration Risk [Line Items]
Concentration risk (percent)	88.00%	86.00%
Non-investment grade
Concentration Risk [Line Items]
Concentration risk (percent)	12.00%	14.00%